UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07871

TD WATERHOUSE PLUS FUNDS, INC. (FORMERLY KNOWN AS NATIONAL INVESTORS CASH MANAGEMENT FUND, INC)

(Exact name of registrant as specified in charter)

100 Wall Street, New York, New York 10005
(Address of principal executive offices)	(Zip code)

George O. Martinez, President, TD Waterhouse Plus Funds, Inc., 100 Summer Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-908-7537

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

        File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR
210.12-12 - 12-14]. The schedules need not be audited.

TD WATERHOUSE PLUS FUNDS, INC.
MONEY MARKET PLUS PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2005
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS
	ASSET-BACKED OBLIGATIONS—10.4%
$ 5,000,000	Aquinas Funding LLC, 3.20%, due 8/11/05 (Credit: MBIA Insurance Corp.; Rabobank Nederland) (Note C)	3.20	$ 4,995,583
7,500,000	Aquinas Funding LLC, 3.21%, due 8/16/05 (Credit: MBIA Insurance Corp.; Rabobank Nederland) (Note C)	3.21	7,490,063
5,000,000	CAFCO, LLC, 3.21%, due 8/31/05 (Note C)	3.21	4,986,792
2,351,629	Capital One Auto Finance Trust, Ser. 2005-A, Cl. A1, 3.19%, due 4/15/06 (GTY: AMBAC)	3.19	2,351,629
10,000,000	LEAFs, LLC, 3.43%, due 8/22/05 (Credit: AIG Financial Products Corp.) (Notes A, C)	3.43	10,000,000
16,682,668	LEAFs, LLC, 3.43%, due 8/22/05 (Put Agreement: AIG; Financial Products Corp.) (Notes A, C)	3.43	16,682,668
13,000,000	Metropolitan Life Global Funding I, Ser. 2003-2, 3.55%, due 8/30/05 (Notes A, C)	3.51	13,000,000
10,000,000	RACERS Trust Ser. 2004-6-MM, 3.44%, due 8/22/05 (GTY: Lehman Brothers Holdings Inc.) (Notes A, C)	3.44	10,000,000
1,233,716	UPFC Auto Receivables Trust 2005-A, Cl. A-1, 3.12%, due 4/17/06 (GTY: AMBAC)	3.12	1,233,716

			70,740,451

	BROKER/DEALER OBLIGATIONS—8.4%
10,000,000	Citigroup Global Markets Holdings Inc., due 8/24/05	3.21	9,979,683
5,000,000	Goldman Sachs Group, Inc., 3.38%, due 8/15/05 (Notes A, C)	2.47	5,000,000
12,000,000	Merrill Lynch & Co., Inc., 3.55%, due 8/11/05 (Note A)	3.55	12,000,000
4,000,000	Morgan Stanley, 3.39%, due 8/15/05 (Note A)	3.39	4,000,000
5,000,000	Morgan Stanley, 3.52%, due 8/30/05 (Note A)	3.48	5,000,000
16,000,000	Morgan Stanley, 3.57%, due 9/6/05 (Note A)	3.57	16,000,308
5,000,000	Morgan Stanley, 3.52%, due 9/6/05 (Note A)	3.52	5,002,338

			56,982,329

	EXTENDIBLE COMMERCIAL NOTES—1.0%
6,800,000	ASAP Funding Inc., 3.33%, due 8/11/05 (Credit: Bank of America, N.A.; Citigroup, Inc.) (Notes A, C, F)	3.33	6,793,729

	FINANCE & INSURANCE OBLIGATIONS—3.5%
7,000,000	General Electric Capital Corp., 3.51% (Note A)	3.36	7,005,926
2,200,000	Kokomo Grain Co., Inc., Ser. 2002-A, 3.48% (LOC: General Electric Capital Corp.) (Notes B, C)	3.48	2,200,000
5,000,000	Metropolitan Life Global Funding I, Ser. 2005-1, 3.33% (Notes A, C)	3.33	5,005,157
10,000,000	Sigma Finance Inc., 3.21%, due 8/22/05 (Note C)	3.21	9,981,450

			24,192,533

	LOAN PARTICIPATIONS—7.5%
15,000,000	Army and Air Force Exchange Service, 3.40%, due 8/31/05 (Note D)	3.40	15,000,000
20,000,000	Cos-Mar Company, 3.48%, due 8/24/05 (GTY: General Electric Co.) (Notes A, D)	3.48	20,000,000
12,000,000	Luddite Associates, 3.02%, due 8/8/05 (GTY: Prudential Insurance Co. of America) (Note D)	3.02	12,000,000
4,000,000	Perseverance Associates LP, 3.02%, 8/8/05 (GTY: Prudential Insurance Co. of America) (Note D)	3.02	4,000,000

			51,000,000

	TOTAL CORPORATE OBLIGATIONS—30.8%		209,709,042

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER—1.8%
5,000,000	Irish Life & Permanent PLC, due 9/16/05 (Note E)	3.40	4,978,469
7,000,000	Irish Life & Permanent PLC, due 10/5/05 (Note E)	3.32	6,958,797

			11,937,266

	BANK NOTES—14.6%
5,000,000	Bank of New York Co., Inc., 3.52%, due 8/30/05 (Note A)	3.52	5,000,000
20,000,000	Bayerische Landesbank GZ, 3.48%, due 7/24/05 (Note A)	3.47	20,002,421
10,000,000	Commonwealth Bank of Australia, 3.35%, due 8/24/05 (Note A)	3.35	10,000,000
10,000,000	Irish Life & Permanent PLC, 3.43%, due 8/22/05 (Note A)	3.42	9,999,071
18,000,000	Royal Bank of Canada, 3.36%, due 8/10/05 (Note A)	3.36	18,005,893
10,000,000	Wells Fargo & Co., 3.38%, due 8/15/05 (Note A)	3.38	10,000,000
1,600,000	Wells Fargo & Co., 3.57%, due 9/2/05 (Note A)	3.57	1,600,756
20,000,000	WestLB AG New York, 3.36%, due 8/10/05 (Note A)	3.36	20,000,000
5,000,000	Westpac Banking Corp., 3.40%, due 9/12/05 (Note A)	3.40	5,000,000

			99,608,141

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—9.7%
28,000,000	Canadian Imperial Bank of Commerce, 3.45%, due 8/15/05 (Note A)	3.40	28,000,000
11,000,000	HSBC Bank USA, 3.76%, due 1/20/06	3.80	10,997,815
5,000,000	HSBC Bank USA, 3.81%, due 1/23/06	3.80	5,000,119
22,400,000	UBS AG, 3.22%, due 8/25/05	3.27	22,399,224

			66,397,158

	DOMESTIC BANK SUPPORTED OBLIGATIONS—13.1%
2,025,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 3.55% (LOC: Fifth Third Bank) (Note B)	3.50	2,025,000
1,900,000	ASC Manufacturing, Ltd Adj. Rate Tax. Secs., Ser. 2003, 3.55% (LOC: Fifth Thrid Bank) (Note B)	3.50	1,900,000
1,035,000	Butler County Surgical Properties, LLC, Adj. Rate Tax Secs, Ser. 1999, 3.55% (LOC: Fifth Third Bank) (Note B)	3.50	1,035,000
2,000,000	Community HDC Tax., Ser. 2004, 3.57% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.57	2,000,000
540,000	Corp. Fin. Managers, Inc. Integrated Loan Program, Pooled Adj. Rate Tax. Notes, Ser. B, 3.57% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.52	540,000
2,000,000	Country Class Assets, LLC Tax., Ser. 2004A, 3.49%, (LOC: Bank of America, N.A.) (Note B)	3.44	2,000,000
1,500,000	Cubba Capital, LLC, Tax. Adj. Rate Notes, Ser. 2005A, 3.60% (LOC: Comerica Bank) (Note B)	3.55	1,500,000
1,500,000	D&I Properties, LLC Tax., Ser. 2004, 3.55% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.50	1,500,000
500,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs., Ser. 2003, 3.55% (LOC: Fifth Third Bank)	3.50	500,000
1,400,000	DBH Associates - Ohio LP Adj. Tax. Secs., Ser. 2002, 3.55% (LOC: Fifth Third Bank) (Note B)	3.50	1,400,000
1,735,000	Dominican Sisters, St. Mary's of The Springs, Tax., Ser. 2000, 3.55% (LOC: Fifth Third Bank) (Note B)	3.50	1,735,000
1,125,000	EXAL Corp., Adj. Rate Tax. Secs., Ser. 2003, 3.55% (LOC: Fifth Third Bank) (Note B)	3.50	1,125,000
4,000,000	Galloway Company, Tax., Ser. 2003, 3.65% (LOC: JPMorgan Chase Bank) (Note B)	3.60	4,000,000
1,410,000	General Secretariat of the OAS, Tax., Ser. A, 3.32% (LOC: Bank of America, N.A.) (Note B)	3.27	1,410,000

TD WATERHOUSE PLUS FUNDS, INC.
MONEY MARKET PLUS PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2005
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 3,704,000	Kern Water Bank Auth., Tax., Ser. 2003B, 3.57% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.52	$ 3,704,000
1,000,000	Lauren Co., LLC Tax., Ser. 2003, 3.57% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.52	1,000,000
15,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 3.55% (LOC: Wachovia Bank, N.A.) (Note B)	3.55	15,000,000
4,000,000	M&M Drying, LTD, Minerva Real Estate, LLC, Ser. 2003, 3.60% (LOC: JPMorgan Chase Bank) (Note B)	3.55	4,000,000
2,000,000	New Lexington Clinic, P.S.C. Adj. Rate Tax. Secs., Ser. 2003, 3.55% (LOC: Fifth Third Bank) (Note B)	3.50	2,000,000
5,275,000	New Plaza Management, LLC, Ser. 2003, 3.57% (LOC: U.S. Bank, N.A.) (Note B)	3.52	5,275,000
1,400,000	PCP Investors, LLC Tax., Ser. 2003, 3.57% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.52	1,400,000
3,630,000	Quadra, Inc. and S.L.J.B., LLC Tax., Ser. 2003, 3.60% (LOC: JPMorgan Chase Bank) (Note B)	3.55	3,630,000
8,250,000	Riddle Memorial Hospital Health Care Center III Assoc., Tax., Ser 2003, 3.45% (LOC: PNC Bank, N.A.) (Notes B, C)	3.40	8,250,000
1,000,000	R.M.D. Corp. Adj. Rate Tax. Secs., Ser. 2003, 3.55% (LOC: Fifth Third Bank) (Note B)	3.50	1,000,000
1,900,000	Royce G. Pulliam M&A, LLC Adj. Rate Tax. Secs., Ser. 2003, 3.55% (LOC: Fifth Third Bank) (Note B)	3.50	1,900,000
5,000,000	Salvation Army Tax. Rev. Bonds Ser. 2005A, 3.47% (LOC: Bank of New York) (Note B)	3.42	5,000,000
2,200,000	Savannah College of Art & Design, Inc. Tax., Ser. 2004, 3.55% (LOC: Bank of America, N.A.) (Note B)	3.50	2,200,000
5,000,000	Smith of Georgia, LLC Tax., Ser. 2004, 3.55%, (LOC Fifth Third Bank) (Note B)	3.50	5,000,000
1,100,000	Sound Class Assets, LLC, Ser. 2003A, 3.49% (LOC: Bank of America, N.A.) (Note B)	3.44	1,100,000
2,295,000	The Scranton Times, LP, Var. Rate Term Notes, Ser. 1997, 3.53% (LOC: PNC Bank, N.A.) (Note B)	3.53	2,295,000
600,000	Wagner Moving & Storage, Inc. Adj. Rate Tax. Secs., Ser. 2002, 3.55% (LOC: Fifth Third Bank) (Note B)	3.50	600,000
1,500,000	Westgate Investment Fund, LLC Tax., Ser. 2005, 3.57% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.52	1,500,000
2,000,000	Willow Interests, LLC, Et. Al. Adj. Rate Tax. Secs., Ser. 2005, 3.48% (LOC: Fifth Third Bank, N.A.) (Note B)	3.48	2,000,000

			89,524,000

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT-1.3%
9,000,000	Calyon, 3.31%, due 9/29/05	3.32	8,999,782

	FOREIGN BANK SUPPORTED OBLIGATIONS—2.3%
2,000,000	HBOS Treasury Services PLC, 3.33%, due 8/22/05 (GTY: Bank of Scotland) (Note A)	3.33	2,000,000
5,000,000	HBOS Treasury Services PLC, 3.53%, due 9/1/05 (GTY: Bank of Scotland) (Note A)	3.53	5,000,000
8,500,000	HBOS Treasury Services PLC, 3.51%, due 9/26/05 (GTY: Bank of Scotland) (Note A)	3.51	8,500,000

			15,500,000

	TOTAL BANK OBLIGATIONS—42.8%		291,966,347

	TAXABLE MUNICIPAL OBLIGATIONS
1,800,000	California Infrastructure & Econ. Dev. Bank Tax., Ser. 2003B (Surtec, Inc. Proj.), 3.63% (LOC: Comerica Bank) (Note B)	3.58	1,800,000
5,000,000	California PCFA Environmental Improvement Rev. Bonds (ARCO Project), Tax., Ser. 1997, 3.36%, due 8/12/05 (GTY: BP Amoco PLC)	3.36	5,000,000
2,500,000	Catholic Univ. of America, Tax., Ser. 2004, 3.63% (SBPA: Wachovia Bank, N.A.) (Note B)	3.58	2,500,000
18,450,000	Florida HFC Tax. Housing Rev. Bonds, Ser. 1999A, 3.48% (Credit: DEPFA Bank PLC; MBIA Insurance Corp.) (Note B)	3.43	18,450,000
785,000	Florida HFC Tax. Housing Rev. Bonds, Ser. 1999G-2 (Valencia Villiage Apts.) 3.62% (Credit: Fannie Mae) (Note B)	3.57	785,000
1,050,000	Florida HFC Tax. Housing Rev. Bonds, Ser. 2000E-2 (Waterford Pointe Apts.), 3.64% (Credit: Fannie Mae) (Note B)	3.59	1,050,000
700,000	Greenville (S.C.) Memorial Auditorium Dist. Pub. Facs. Corp., Tax. COP (Bi-Lo Center Proj.), Ser. 1998C,3.62% (LOC: Bank of America, N.A.) (Note B)	3.57	700,000
1,500,000	Illinois Dev. Auth. Revenue Bonds (American College of Surgeons Proj.) Tax., Ser. 1996, 3.55% (LOC: Northern Trust Company) (Note B)	3.50	1,500,000
1,120,000	Illinois Student Asst. Comm., Student Loan Rev. Bonds, Tax., Ser. 1998B, 3.46% (Credit: Bank of America N.A.; MBIA Insurance Corp.) (Note B)	3.46	1,120,000
9,000,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003B, 3.45% (Credit: FGIC; Bank of America, N.A.) (Note B)	3.40	9,000,000
8,240,000	Maryland Health and HEFA, Tax. Rev. Bonds (Charlestown Community Issue), Ser. 1998B, 3.55% (LOC: Wachovia Bank, N.A) (Note B)	3.55	8,240,000
11,250,000	San Jose, CA Redev. Agency Merged Area Redev. Proj. Tax. Rev. Bonds, Ser. 2003A, 3.45% (LOC: JPMorgan Chase Bank) (Note B)	3.40	11,250,000
13,300,000	Township of Derry Indus. & Commercial Dev. Auth. Tax., Ser. 2001 (GIANT Center Proj., Hershey, PA), 3.55% (LOC: PNC Bank, N.A.) (Note B)	3.50	13,300,000
2,000,000	Utah Telecom. Open Infrastructure Agy. Tax. Adj. Rate Telecom. Rev. Bonds, Ser. 2004, 3.45%, (LOC: Bank of America, N.A.) (Note B)	3.40	2,000,000
6,000,000	Westchester County Health Care Corp. Tax. CP Notes, Ser. 2, due 8/3/05 (Credit: Landesbank Hessen-Thuringen GZ)	3.27	5,998,920
1,900,000	Westmoreland County, PA IDA Adj. Rate Demand Rev. Bonds, Tax., Ser. 2005D (Excela Health Proj.), 3.53% (LOC: Wachovia Bank, N.A.) (Note B)	3.48	1,900,000
9,120,000	Yamhill County (OR) Tax., Ser. 2005B (Geo. Fox Univ. Proj.), 3.45% (LOC: Bank of America, N.A.) (Note B)	3.40	9,120,000

	TOTAL TAXABLE MUNICIPAL OBLIGATIONS—13.7%		93,713,920

	U.S. GOVERNMENT AGENCY OBLIGATIONS
24,746,000	Fannie Mae Mortgage-Backed Discount Notes, due 10/11/05	3.48	24,577,625
250,000	Fannie Mae Mortgage-Backed Discount Notes, due 1/2/06	3.54	246,286
4,000,000	Fannie Mae Mortgage-Backed Discount Notes, due 1/2/06	3.53	3,940,756
10,000,000	FHLB Notes, 1.70%, due 12/30/05 (Note E)	3.12	9,941,767
13,000,000	Overseas Private Investment Corp. (OPIC)-Agribusiness Ser. 1995-221-308, 3.85%, due 6/15/07 (Note A)	3.85	13,000,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS—7.6%		51,706,434

	REPURCHASE AGREEMENT—9.1%
62,056,000	Bank of America Securities LLC
	• 3.30%, dated 7/29/05, due 8/1/05 in the amount of $62,073,065
	• fully collateralized by a U.S. Government obligation, coupon 5.500%, maturity 7/1/35,
	par value $62,502,725; with total market value $63,297,121	3.30	62,056,000

	TOTAL INVESTMENTS (Cost $709,151,743) † —104.0%		709,151,743

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(4.0)%		(27,347,608)

	NET ASSETS—100.0%		$681,804,135

TD WATERHOUSE PLUS FUNDS, INC.
MONEY MARKET PLUS PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2005
(unaudited)

(A)	Variable rate securities. The rates shown are the current rates on July 31, 2005. Dates shown represent the next interest reset date.

(B)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(C)	Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2005, these securities amounted to $104,385,442 or 15.3% of net assets. These securities have been deemed liquid by the Board of Directors.

(D)	This obligation was acquired for investment, not with the intent to distribute or sell. It is restricted as to public resale. These obligations were acquired at a cost of par. At July 31, 2005, the value of these securities amounted to $51,000,000 representing 7.5% of net assets.

(E)	Security may be called at issuer's option prior to listed maturity date.

(F)	Security may be extended at issuer's option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

AIG	American International Group
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
GTY	Guarantee
HDC	Housing Development Corporation
HEFA	Health & Education Facilities Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
PCFA	Pollution Control Finance Authority
SBPA	Standby Bond Purchase Agreement

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the
Portfolio's most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Waterhouse Plus Funds, Inc.

By (Signature and Title)*	/s/ George O. Martinez, President

Date September 15, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George O. Martinez, President

Date September 15, 2005

By (Signature and Title)*	/s/ Christopher Salfi, Treasurer

Date September 15, 2005

* Print the name and title of each signing officer under his or her signature.